Restrictions on Cash and Due From Banks (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Restrictions on Cash and Due From Banks
Contracted balances with other correspondent banks	$ 9,000,000.0	$ 30,000